REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Disaggregated Revenue
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2023	2022	2021
Primary Geographical Regions:
United States	$6,540,646	$6,578,897	$5,636,929
Canada	374,659	389,119	386,780
Latin America and the Caribbean	368,462	306,328	256,483

	$7,283,767	$7,274,344	$6,280,192

Years Ended December 31,	2023	2022	2021
Major Product Lines:
HVAC equipment	69%	68%	69%
Other HVAC products	27%	28%	28%
Commercial refrigeration products	4%	4%	3%

	100%	100%	100%